SUPPLEMENTAL FINANCIAL INFORMATION - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
Cash paid for interest and income taxes
Interest, net of capitalized amounts	$ 57.7	$ 58.9	$ 60.1
Income taxes, net of refunds	125.6	106.1	129.9
Foreign Currency Effects
Foreign currency translation adjustment	$ 4.1	$ 1.6	$ 6.1